Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

September 30, 2016

Dates Covered
Collections Period	09/01/16 - 09/30/16
Interest Accrual Period	09/15/16 - 10/16/16
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/16	686,874,911.97	36,902
Yield Supplement Overcollateralization Amount 08/31/16	28,439,122.23	0
Receivables Balance 08/31/16	715,314,034.20	36,902
Principal Payments	27,366,323.39	1,310
Defaulted Receivables	1,587,026.87	75
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/16	27,044,464.30	0
Pool Balance at 09/30/16	659,316,219.64	35,517

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	63.52%

Prepayment ABS Speed	1.73%

Overcollateralization Target Amount	29,669,229.88
Actual Overcollateralization	29,669,229.88

Weighted Average APR	4.20%
Weighted Average APR, Yield Adjusted	6.16%
Weighted Average Remaining Term	53.60

Delinquent Receivables:
Past Due 31-60 days	10,920,254.42	558
Past Due 61-90 days	3,176,213.09	149
Past Due 91-120 days	605,445.66	31
Past Due 121+ days	0.00	0
Total	14,701,913.17	738

Total 31+ Delinquent as % Ending Pool Balance	2.23%

Recoveries	964,531.23

Aggregate Net Losses/(Gains) - September 2016	622,495.64

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.04%
Prior Net Losses Ratio	1.42%
Second Prior Net Losses Ratio	1.21%
Third Prior Net Losses Ratio	0.68%
Four Month Average	1.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.75%

Flow of Funds	$ Amount

Collections	30,833,100.73
Advances	5,087.84
Investment Earnings on Cash Accounts	6,874.49
Servicing Fee	(596,095.03)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	30,248,968.03

Distributions of Available Funds
(1) Class A Interest	704,778.01
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	26,318,551.17
(7) Distribution to Certificateholders	3,187,727.18
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	30,248,968.03

Servicing Fee	596,095.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 09/15/16	655,965,540.93
Principal Paid	26,318,551.17
Note Balance @ 10/17/16	629,646,989.76

Class A-1
Note Balance @ 09/15/16	0.00
Principal Paid	0.00
Note Balance @ 10/17/16	0.00
Note Factor @ 10/17/16	0.0000000%

Class A-2a
Note Balance @ 09/15/16	186,986,807.66
Principal Paid	17,843,085.49
Note Balance @ 10/17/16	169,143,722.17
Note Factor @ 10/17/16	60.4084722%

Class A-2b
Note Balance @ 09/15/16	88,818,733.27
Principal Paid	8,475,465.68
Note Balance @ 10/17/16	80,343,267.59
Note Factor @ 10/17/16	60.4084719%

Class A-3
Note Balance @ 09/15/16	234,000,000.00
Principal Paid	0.00
Note Balance @ 10/17/16	234,000,000.00
Note Factor @ 10/17/16	100.0000000%

Class A-4
Note Balance @ 09/15/16	125,000,000.00
Principal Paid	0.00
Note Balance @ 10/17/16	125,000,000.00
Note Factor @ 10/17/16	100.0000000%

Class B
Note Balance @ 09/15/16	21,160,000.00
Principal Paid	0.00
Note Balance @ 10/17/16	21,160,000.00
Note Factor @ 10/17/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	742,689.68
Total Principal Paid	26,318,551.17
Total Paid	27,061,240.85

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	149,589.45
Principal Paid	17,843,085.49
Total Paid to A-2a Holders	17,992,674.94

Class A-2b
One-Month Libor	0.52428%
Coupon	0.92428%
Interest Paid	72,971.89
Principal Paid	8,475,465.68
Total Paid to A-2b Holders	8,548,437.57

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7359484
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.0796615
Total Distribution Amount	26.8156099

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.5342480
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	63.7253053
Total A-2a Distribution Amount	64.2595533

A-2b Interest Distribution Amount	0.5486608
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	63.7253059
Total A-2b Distribution Amount	64.2739667

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/16	137,781.31
Balance as of 09/30/16	142,869.15
Change	5,087.84

Reserve Account
Balance as of 09/15/16	2,581,024.89
Investment Earnings	530.40
Investment Earnings Paid	(530.40)
Deposit/(Withdrawal)	-
Balance as of 10/17/16	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89